Quarterly Holdings Report
for

Fidelity Freedom® 2055 Fund

June 30, 2019

FF55-QTLY-0819
1.927051.108

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $1,707,475)	1,710,000	1,707,631
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Series All-Sector Equity Fund (b)	12,599,907	$126,377,062
Fidelity Series Blue Chip Growth Fund (b)	14,500,612	220,989,325
Fidelity Series Commodity Strategy Fund (b)	35,132,621	165,474,644
Fidelity Series Growth Company Fund (b)	25,752,097	446,283,847
Fidelity Series Intrinsic Opportunities Fund (b)	32,565,889	534,731,897
Fidelity Series Large Cap Stock Fund (b)	31,640,485	473,974,468
Fidelity Series Large Cap Value Index Fund (b)	10,494,547	135,274,714
Fidelity Series Opportunistic Insights Fund (b)	13,198,647	244,306,962
Fidelity Series Small Cap Discovery Fund (b)	5,731,810	63,508,451
Fidelity Series Small Cap Opportunities Fund (b)	14,201,154	197,964,092
Fidelity Series Stock Selector Large Cap Value Fund (b)	29,652,738	365,025,199
Fidelity Series Value Discovery Fund (b)	20,166,810	258,941,838
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,951,865,050)		3,232,852,499

International Equity Funds - 32.8%
Fidelity Series Canada Fund (b)	5,180,581	56,571,948
Fidelity Series Emerging Markets Fund (b)	5,903,780	56,735,328
Fidelity Series Emerging Markets Opportunities Fund (b)	26,685,716	509,430,320
Fidelity Series International Growth Fund (b)	32,219,245	524,529,308
Fidelity Series International Small Cap Fund (b)	7,285,607	118,245,402
Fidelity Series International Value Fund (b)	51,292,127	493,943,184
Fidelity Series Overseas Fund (b)	1,986,820	19,947,673
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,644,510,019)		1,779,403,163

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	3,396,946	33,052,284
Fidelity Series Floating Rate High Income Fund (b)	719,103	6,687,657
Fidelity Series High Income Fund (b)	4,228,393	40,254,298
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,612,963	16,145,763
Fidelity Series International Credit Fund (b)	173,653	1,769,522
Fidelity Series Investment Grade Bond Fund (b)	4,017,517	45,920,224
Fidelity Series Long-Term Treasury Bond Index Fund (b)	18,655,048	173,678,494
Fidelity Series Real Estate Income Fund (b)	2,264,248	25,110,513
TOTAL BOND FUNDS
(Cost $325,695,785)		342,618,755

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 2.42% (c)	10,659,433	10,661,564
Fidelity Series Government Money Market Fund 2.44% (b)(d)	58,989,779	58,989,779
Fidelity Series Short-Term Credit Fund (b)	945,485	9,502,122
TOTAL SHORT-TERM FUNDS
(Cost $79,031,055)		79,153,465
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $5,002,809,384)		5,435,735,513
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,753,938)
NET ASSETS - 100%		$5,432,981,575

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	163	Sept. 2019	$15,674,895	$3,066	$3,066
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	Sept. 2019	158,010	5,798	5,798
TOTAL FUTURES CONTRACTS					$8,864

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,707,631.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,991
Total	$53,991

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$126,040,895	$5,396,925	$10,052,392	$--	$(1,049,239)	$6,040,873	$126,377,062
Fidelity Series Blue Chip Growth Fund	228,647,841	9,430,083	24,296,790	--	119,274	7,088,917	220,989,325
Fidelity Series Canada Fund	49,210,225	5,408,315	1,093,897	--	14,990	3,032,315	56,571,948
Fidelity Series Commodity Strategy Fund	128,618,659	42,218,728	3,353,997	--	(162,990)	(1,845,756)	165,474,644
Fidelity Series Emerging Markets Debt Fund	31,485,741	2,195,084	1,111,913	480,095	6,529	476,843	33,052,284
Fidelity Series Emerging Markets Fund	50,365,991	8,278,285	1,094,943	--	3,845	(817,850)	56,735,328
Fidelity Series Emerging Markets Opportunities Fund	470,525,029	33,832,193	9,846,694	--	(2,921)	14,922,713	509,430,320
Fidelity Series Floating Rate High Income Fund	6,441,396	465,424	238,267	97,927	27	19,077	6,687,657
Fidelity Series Government Money Market Fund 2.44%	37,109,170	25,839,791	3,959,182	257,995	--	--	58,989,779
Fidelity Series Growth Company Fund	460,565,852	19,085,225	44,292,520	--	(58,137)	10,983,427	446,283,847
Fidelity Series High Income Fund	54,731,749	2,273,851	17,312,666	636,303	(657,048)	1,218,412	40,254,298
Fidelity Series Inflation-Protected Bond Index Fund	15,013,794	1,108,480	335,384	15,856	2,754	356,119	16,145,763
Fidelity Series International Credit Fund	1,705,788	11,556	--	11,556	--	41,438	1,769,522
Fidelity Series International Growth Fund	482,103,791	22,163,929	14,659,075	--	481,326	34,439,337	524,529,308
Fidelity Series International Small Cap Fund	111,391,005	5,342,049	3,536,766	--	(46,338)	5,095,452	118,245,402
Fidelity Series International Value Fund	451,195,414	38,391,192	12,817,319	--	132,662	17,041,235	493,943,184
Fidelity Series Intrinsic Opportunities Fund	526,194,265	25,642,698	16,316,772	--	(1,365,514)	577,220	534,731,897
Fidelity Series Investment Grade Bond Fund	30,273,003	14,884,108	200,045	318,049	2,668	960,490	45,920,224
Fidelity Series Large Cap Stock Fund	463,557,362	24,166,899	24,266,899	3,114,234	(362,849)	10,879,955	473,974,468
Fidelity Series Large Cap Value Index Fund	130,877,508	6,090,227	6,821,416	--	154,576	4,973,819	135,274,714
Fidelity Series Long-Term Treasury Bond Index Fund	184,594,050	12,139,410	32,523,849	1,294,753	1,515,804	7,953,079	173,678,494
Fidelity Series Opportunistic Insights Fund	238,979,253	10,631,014	18,958,367	--	223,851	13,431,211	244,306,962
Fidelity Series Overseas Fund	--	19,885,784	--	--	--	61,889	19,947,673
Fidelity Series Real Estate Income Fund	23,953,808	1,503,637	746,571	352,238	3,227	396,412	25,110,513
Fidelity Series Short-Term Credit Fund	10,173,937	470,550	1,218,825	67,361	1,087	75,373	9,502,122
Fidelity Series Small Cap Discovery Fund	60,105,304	4,971,218	1,375,049	1,383,746	(3,870)	(189,152)	63,508,451
Fidelity Series Small Cap Opportunities Fund	188,990,474	9,102,290	6,944,685	--	123,012	6,693,001	197,964,092
Fidelity Series Stock Selector Large Cap Value Fund	353,379,470	16,051,202	19,712,316	--	51,089	15,255,754	365,025,199
Fidelity Series Value Discovery Fund	247,639,583	11,979,452	7,706,300	--	54,458	6,974,645	258,941,838
	$5,163,870,357	$378,959,599	$284,792,899	$8,030,113	$(817,727)	$166,136,248	$5,423,366,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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